Licensing and Collaboration Agreements (Tables)	12 Months Ended
Dec. 31, 2021
Licensing Agreement with MorphoSys AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing And Collaboration Arrangements Summarized Financial Information Disclosure
Summarized financial information related to the above agreement is presented below:

	Year ended December 31,					As of December 31,
Research and Development Expense
	Upfront Fees	Milestones		Extension/Termination of agreements	Amortization of prepaid research and development	Intangible asset balance
2021	—		—	—	—	—
2020	—		—	—	—	—
2019	—	US$	8,000	—	—	—

Licensing Agreement with MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing And Collaboration Arrangements Summarized Financial Information Disclosure
Summarized financial information related to the above agreement is presented below:

	Years Ended December 31,					As of December 31,
	Research and Development Expense
	Upfront Fees	Milestones		Extension/ Termination of agreements	Amortization of prepaid research and development	Intangible asset balance
2021	—	US$	1,500	—	—	—
2020	—	US$	1,000	—	—	—
2019	—		—	—	—	—

Licensing Agreement with Macro Genics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing And Collaboration Arrangements Summarized Financial Information Disclosure
Summarized financial information related to the above agreement is presented below:

	Year ended December 31,						As of December 31,
	Research and Development Expense
	Upfront Fees		Milestones		Extension/Termination of agreements	Amortization of prepaid research and development	Intangible asset balance
2021		—	US$	4,484	—	—	—
2020		—		—	—	—	—
2019	US$	15,000		—	—	—	—